Fair Value, Option, Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage banking noninterest income [Member] | Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 0	$ 0	$ 0
Mortgage banking noninterest income [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,456	1,808	2,211
Mortgage banking noninterest income [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	55	4	29
Net gains (losses) from trading activities [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(5)	(6)	(12)
Other noninterest income [Member] | Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	3	4	4
Other noninterest income [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other noninterest income [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(60)	(122)	(49)
Other noninterest income [Member] | Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(12)	457	518
Other noninterest income [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 0	$ 0	$ 0